Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
Supplement [Text Block]	pif_SupplementTextBlock

The fund offers class R5 and class R6 shares to employer-sponsored retirement plans effective November 1, 2013. The prospectus is supplemented as described below to add information about class R5 and class R6 shares and to update the Annual fund operating expenses and Example tables for all share classes.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

In the section Fees and expenses the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.64%	0.25%	0.39%	0.19%	1.47%

Class B	0.64%	1.00%	0.39%	0.19%	2.22%

Class C	0.64%	1.00%	0.39%	0.19%	2.22%

Class M	0.64%	0.75%	0.39%	0.19%	1.97%

Class R	0.64%	0.50%	0.39%	0.19%	1.72%

Class R5	0.64%	N/A	0.24%<	0.19%	1.07%

Class R6	0.64%	N/A	0.14%<	0.19%	0.97%

Class Y	0.64%	N/A	0.39%	0.19%	1.22%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

In the section Fees and expenses the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class A	$716	$1,013	$1,332	$2,231

Class B	$725	$994	$1,390	$2,192

Class B (no redemption)	$225	$694	$1,190	$2,192

Class C	$325	$694	$1,190	$2,554

Class C (no redemption)	$225	$694	$1,190	$2,554

Class M	$543	$947	$1,375	$2,565

Class R	$175	$542	$933	$2,030

Class R5	$109	$340	$590	$1,306

Class R6	$99	$309	$536	$1,190

Class Y	$124	$387	$670	$1,477

Putnam Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pif_SupplementTextBlock

The fund offers class R5 and class R6 shares to employer-sponsored retirement plans effective November 1, 2013. The prospectus is supplemented as described below to add information about class R5 and class R6 shares and to update the Annual fund operating expenses and Example tables for all share classes.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

In the section Fees and expenses the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.64%	0.25%	0.39%	0.19%	1.47%

Class B	0.64%	1.00%	0.39%	0.19%	2.22%

Class C	0.64%	1.00%	0.39%	0.19%	2.22%

Class M	0.64%	0.75%	0.39%	0.19%	1.97%

Class R	0.64%	0.50%	0.39%	0.19%	1.72%

Class R5	0.64%	N/A	0.24%<	0.19%	1.07%

Class R6	0.64%	N/A	0.14%<	0.19%	0.97%

Class Y	0.64%	N/A	0.39%	0.19%	1.22%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

In the section Fees and expenses the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class A	$716	$1,013	$1,332	$2,231

Class B	$725	$994	$1,390	$2,192

Class B (no redemption)	$225	$694	$1,190	$2,192

Class C	$325	$694	$1,190	$2,554

Class C (no redemption)	$225	$694	$1,190	$2,554

Class M	$543	$947	$1,375	$2,565

Class R	$175	$542	$933	$2,030

Class R5	$109	$340	$590	$1,306

Class R6	$99	$309	$536	$1,190

Class Y	$124	$387	$670	$1,477

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	$ 716
3 years	rr_ExpenseExampleYear03	1,013
5 years	rr_ExpenseExampleYear05	1,332
10 years	rr_ExpenseExampleYear10	2,231
Putnam Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	994
5 years	rr_ExpenseExampleYear05	1,390
10 years	rr_ExpenseExampleYear10	2,192
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	694
5 years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 years	rr_ExpenseExampleNoRedemptionYear10	2,192
Putnam Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
1 year	rr_ExpenseExampleYear01	325
3 years	rr_ExpenseExampleYear03	694
5 years	rr_ExpenseExampleYear05	1,190
10 years	rr_ExpenseExampleYear10	2,554
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	694
5 years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 years	rr_ExpenseExampleNoRedemptionYear10	2,554
Putnam Small Cap Value Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
1 year	rr_ExpenseExampleYear01	543
3 years	rr_ExpenseExampleYear03	947
5 years	rr_ExpenseExampleYear05	1,375
10 years	rr_ExpenseExampleYear10	2,565
Putnam Small Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	542
5 years	rr_ExpenseExampleYear05	933
10 years	rr_ExpenseExampleYear10	2,030
Putnam Small Cap Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
Putnam Small Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
Putnam Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	$ 1,477

[1]	Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.